Money Market Funds - Schedule of Money Market Funds at their Level within the Fair Value Hierarchy (Details) - Money Market Funds [Member] - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Impairment Effects on Earnings Per Share [Line Items]
Money market funds	$ 69,487	$ 3,122
Fair Value, Inputs, Level 1
Impairment Effects on Earnings Per Share [Line Items]
Money market funds	$ 69,487	$ 3,122